Disaggregation of Revenues and Segment Reporting (Details) - Schedule of Segment Information - Corporate Services [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenues and Segment Reporting [Line Items]
Revenues	$ 18,777,921	$ 14,472,361	$ 53,572,198	$ 39,437,482
Operating Expenses
Cost of revenues	10,737,174	9,596,387	32,774,377	25,109,863
Personnel	4,006,639	3,365,592	9,960,863	7,159,442
Depreciation and amortization	625,967	516,414	1,818,373	1,526,759
General and administrative	3,845,261	2,230,571	9,740,638	5,912,782
Total Operating Expenses	19,565,041	15,983,964	55,269,251	40,533,846
Income (loss) from operations	(787,120)	(1,511,603)	(1,697,053)	(1,096,364)
Personnel – corporate allocation [Member]
Operating Expenses
Personnel
General and administrative – management fees [Member]
Operating Expenses
General and administrative	350,000	275,000	975,000	825,000
General and administrative – corporate allocation [Member]
Operating Expenses
General and administrative
Retail and Appliances [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Revenues	2,421,008	2,934,705	6,887,589	8,322,500
Operating Expenses
Cost of revenues	1,976,031	2,183,972	5,461,866	6,245,993
Personnel	246,567	273,843	784,561	803,473
Depreciation and amortization	46,603	48,019	139,809	175,835
General and administrative	337,039	439,745	1,044,671	1,305,884
Total Operating Expenses	2,540,555	2,929,153	7,283,539	8,489,366
Income (loss) from operations	(119,547)	5,552	(395,950)	(166,866)
Retail and Appliances [Member] | Personnel – corporate allocation [Member]
Operating Expenses
Personnel	(71,400)	(71,400)	(226,100)	(216,400)
Retail and Appliances [Member] | General and administrative – management fees [Member]
Operating Expenses
General and administrative	75,000	75,000	225,000	225,000
Retail and Appliances [Member] | General and administrative – corporate allocation [Member]
Operating Expenses
General and administrative	(69,285)	(20,026)	(146,268)	(50,419)
Retail and Eyewear [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Revenues	4,243,254		11,530,027
Operating Expenses
Cost of revenues	2,662,586		7,102,908
Personnel	751,485		2,070,996
Depreciation and amortization	108,636		277,839
General and administrative	666,678		2,404,342
Total Operating Expenses	4,264,385		12,006,085
Income (loss) from operations	(21,131)		(476,058)
Retail and Eyewear [Member] | Personnel – corporate allocation [Member]
Operating Expenses
Personnel
Retail and Eyewear [Member] | General and administrative – management fees [Member]
Operating Expenses
General and administrative	75,000		150,000
Retail and Eyewear [Member] | General and administrative – corporate allocation [Member]
Operating Expenses
General and administrative
Construction [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Revenues	11,230,579	10,047,946	31,647,199	26,000,227
Operating Expenses
Cost of revenues	5,472,716	6,544,843	18,048,394	15,835,830
Personnel	2,317,681	2,525,195	6,098,832	5,269,419
Depreciation and amortization	418,789	416,525	1,244,908	1,195,314
General and administrative	1,620,340	1,180,744	4,270,157	3,782,889
Total Operating Expenses	9,516,156	10,499,418	28,672,228	25,208,303
Income (loss) from operations	1,714,423	(451,472)	2,974,971	791,924
Construction [Member] | Personnel – corporate allocation [Member]
Operating Expenses
Personnel	(214,200)	(214,200)	(678,300)	(649,200)
Construction [Member] | General and administrative – management fees [Member]
Operating Expenses
General and administrative	125,000	125,000	375,000	375,000
Construction [Member] | General and administrative – corporate allocation [Member]
Operating Expenses
General and administrative	(224,170)	(78,689)	(686,763)	(600,949)
Automotive Supplies [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Revenues	883,080	1,489,710	3,507,383	5,114,755
Operating Expenses
Cost of revenues	625,841	867,572	2,161,209	3,028,040
Personnel	280,416	348,798	927,245	1,063,803
Depreciation and amortization	51,939	51,870	155,817	155,610
General and administrative	231,585	329,896	771,084	1,014,037
Total Operating Expenses	1,174,026	1,493,201	3,873,458	4,952,423
Income (loss) from operations	(290,946)	(3,491)	(366,075)	162,332
Automotive Supplies [Member] | Personnel – corporate allocation [Member]
Operating Expenses
Personnel	(71,400)	(71,400)	(226,100)	(216,400)
Automotive Supplies [Member] | General and administrative – management fees [Member]
Operating Expenses
General and administrative	75,000	75,000	225,000	225,000
Automotive Supplies [Member] | General and administrative – corporate allocation [Member]
Operating Expenses
General and administrative	(19,355)	(108,535)	(140,797)	(317,667)
Corporate Services [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Revenues
Operating Expenses
Cost of revenues
Personnel	410,490	217,756	79,229	22,747
Depreciation and amortization
General and administrative	989,619	280,186	1,250,384	(190,028)
Total Operating Expenses	2,069,919	1,062,192	3,433,941	1,883,754
Income (loss) from operations	(2,069,919)	(1,062,192)	(3,433,941)	(1,883,754)
Corporate Services [Member] | Personnel – corporate allocation [Member]
Operating Expenses
Personnel	357,000	357,000	1,130,500	1,082,000
Corporate Services [Member] | General and administrative – management fees [Member]
Operating Expenses
General and administrative
Corporate Services [Member] | General and administrative – corporate allocation [Member]
Operating Expenses
General and administrative	$ 312,810	$ 207,250	$ 973,828	$ 969,035